Business Combinations - Summary of Divestments Transactions (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net assets disposed of
Goodwill	kr 84,570	kr 38,204
Divestments 2020-2022 [member]
Disclosure Of Divestitures [Line Items]
Proceeds	318	273	kr 4
Cash and cash equivalents	20	273	4
Shares in associated companies	298	0	0
Net assets disposed of
Property, plant and equipment	0	26	1
Right-of-use assets	0	7	1
Investments in associates	82	0	0
Intangible assets	0	0	48
Goodwill	0	(48)	4
Other assets	23	51	83
Provisions, incl. post-employment beneﬁts	(42)	(30)	(1)
Other liabilities	(101)	36	6
Total net assets	(38)	42	142
Net gains/losses from divestments	356	231	(138)
Shares in associated companies	(298)	0	0
Cash ﬂow effect	kr 20	kr 273	kr 4